INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES
INCOME TAXES

14. INCOME TAXES

        The provision for income taxes is comprised of the following:

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Income (Loss) before Income Tax
Canada	(23,378,980)	2,616,980	41,700,153
Other	(50,984,454)	(203,205,487)	11,503,569

	(74,363,434)	(200,588,507)	53,203,722

Current Tax
Canada	8,047,733	2,447,930	1,694,557
Other	13,078,893	13,249,752	9,989,086

	21,126,626	15,697,682	11,683,643

Deferred Tax
Canada	2,577,854	1,713,862	11,493,561
Other	(7,164,540)	(22,844,954)	(15,538,418)

	(4,586,686)	(21,131,092)	(4,044,857)

Total Income Tax (Benefit) Expense
Canada	10,625,587	4,161,792	13,188,118
Other	5,914,353	(9,595,202)	(5,549,332)

	16,539,940	(5,433,410)	7,638,786

        The Company mainly operates in Canada, PRC, Japan, Germany, the United States and Hong Kong.

Canada

        The Company was incorporated in Ontario, Canada and is subject to both federal and Ontario provincial corporate income taxes at a rate of 28.25%, 26.5% and 26.5% for the years ended December 31, 2011, 2012 and 2013, respectively.

        Canadian Solar Solutions Inc. was incorporated in Ontario, Canada and is subject to both federal and Ontario provincial corporate income taxes at a rate of 28.25%, 26.5% and 26.5% for the years ended December 31, 2011, 2012 and 2013, respectively.

        Canadian Solar Manufacturing (Ontario) Inc. was a manufacturing entity incorporated in Ontario, Canada, and was subject to both federal and Ontario provincial corporate income taxes at a rate of 26.5% and 25% for the years ended December 31, 2011 and 2012, respectively. Canadian Solar Manufacturing (Ontario) Inc. was amalgamated with Canadian Solar Solutions Inc. on December 4, 2013.

United States

        Canadian Solar (USA) Inc. was incorporated in Delaware, USA and is subject to federal, California, and other states' corporate income taxes at a rate of 40.03%, 35.55% and 38.10% for the years ended December 31, 2011, 2012 and 2013, respectively.

Japan

        Canadian Solar Japan K.K. was incorporated in Japan and is subject to Japanese corporate income taxes at a normal statutory rate of approximately 40.69% for the years ended December 31, 2011 and 2012, 38.01% for December 31, 2013.

Germany

        Canadian Solar EMEA GmbH was incorporated in Munich, Germany and is subject to German corporate income tax at a rate of approximately 33% for the years ended December 31, 2011, 2012 and 2013, respectively.

Hong Kong

        Canadian Solar International Ltd. ("HKSI") was incorporated in Hong Kong, China, and is subject to Hong Kong profits tax at a rate of 16.5% for the years ended December 31, 2011, 2012 and 2013, respectively.

PRC

        The other major operating subsidiaries, including CSI Solartronics (Changshu) Co., Ltd., CSI Solar Technologies Inc., CSI Cells Co., Ltd., Canadian Solar Manufacturing (Luoyang) Inc., CSI Solar Power (China) Inc. and Canadian Solar Manufacturing (Changshu) Inc., were governed by the PRC Enterprise Income Tax Law ("new EIT Law").

        Under the new EIT Law, both foreign-invested enterprises and domestic enterprises are subject to a uniform enterprise income tax rate of 25%. The new EIT Law also provides a five-year transition period for those enterprises established before the promulgation date of the new EIT Law and were entitled to preferential tax treatment under the previous tax law. Enterprises that were subject to an enterprise income tax rate lower than 25% will have the new uniform enterprise income tax rate of 25% phased in over a five-year period from the effective date of the EIT Law. Enterprises that were entitled to exemptions or reductions from the standard income tax rate for a fixed term may continue to enjoy such treatment until the fixed term expires, subject to certain limitations.

        Accordingly, the enterprise income tax rates applicable to the Company's major operating subsidiaries in China are summarized as follows:

Company	Applicable enterprise income tax rate under the new EIT Law
CSI Solartronics (Changshu) Co., Ltd.	25%
CSI Solar Technologies Inc.	25% for 2013 and onwards; exempted for 2008 and 2009, and 12.5% for 2010, 2011 and 2012 (half reduction of 25%)
CSI Cells Co., Ltd.	25% for 2013 and onwards; 15% for 2012 resulting from its High and New Technology Enterprise ("HNTE") status; exempted for 2008, 12.5% for 2009, 2010 and 2011 (half reduction of 25%)
Canadian Solar Manufacturing (Luoyang) Inc.	25% for 2012 and onwards; exempted for 2008, 12.5% for 2009, 2010 and 2011 (half reduction of 25%)
Canadian Solar Manufacturing (Changshu) Inc.	25% for 2013 and onwards; exempted for 2008 and 2009, 12.5% for 2010, 2011 and 2012 (half reduction of 25%)
CSI Solar Power (China) Inc.	25%

        The Company makes an assessment of the level of authority for each of its uncertain tax positions (including the potential application of interest and penalties) based on their technical merits, and has measured the unrecognized benefits associated with such tax positions. This liability is recorded as liability for uncertain tax positions in the consolidated balance sheets. In accordance with its policies, the Company accrues and classifies interest and penalties associated with such unrecognized tax benefits as a component of its income tax provision. The amount of interest and penalties accrued as of December 31 2012 and 2013 was $3,561,524 and $4,191,070, respectively. The Company does not anticipate any significant changes to its liability for unrecognized tax positions within the next 12 months.

        The following table illustrates the movement and balance of the Company's liability for uncertain tax positions (excluding interest and penalties) for the years ended December 31, 2011, 2012 and 2013, respectively.

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Beginning balance	9,191,281	9,453,041	11,242,208
Addition for tax positions related to the current year	736,707	1,789,167	1,806,512
Reductions for tax positions from prior years/Statute of limitations expirations	(474,947)	—	(48,119)

Ending balance	9,453,041	11,242,208	13,000,601

        The Company is subject to taxation in various jurisdictions where it operates, mainly including Canada and China. Generally, the Company's taxation years from 2006 to 2012 are open for reassessment to the Canadian tax authorities. The Company's taxation years from 2003 through 2013 are subject to examination by the Chinese tax authorities due to its permanent establishment in China.

        According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes has resulted from the computational errors of the taxpayer. The statute of limitations could be extended to five years under special circumstances. Though not being clearly defined, a special circumstance would suffice where any underpayment of income taxes exceeds RMB100,000. For income tax adjustments relating to transfer pricing matters, the statute of limitations is ten years. Therefore, the Company's Chinese subsidiaries might be subject to reexamination by the Chinese tax authorities on non-transfer pricing matters for taxation years up to 2008 retrospectively, and on transfer pricing matters for taxation years up to 2003 retrospectively. There is no statute of limitations in case of tax evasion in China.

        The components of the deferred tax assets and liabilities are presented as follows:

	At December 31, 2012	At December 31, 2013
	$	$
Deferred tax assets:
Accrued warranty costs	9,208,666	9,249,470
Bad debt allowance	12,113,049	13,418,947
Issuance costs	339,267	491,570
Inventory write-down	6,649,004	4,451,285
Depreciation difference of property, plant and equipment	17,920,711	23,431,856
Contingent liabilities	4,508,086	—
Net operating losses carry-forward	69,189,405	93,376,674
Others	3,158,341	4,858,010

Total deferred tax assets	123,086,529	149,277,812
Valuation allowance	(54,140,359)	(57,189,659)

Total deferred tax assets, net of valuation allowance	68,946,170	92,088,153

Analysis as:
Current	29,863,672	29,137,910
Non-current	39,082,498	62,950,243

	68,946,170	92,088,153

Deferred tax liabilities:
Foreign currency derivative assets	700,184	1,538,914
Depreciation difference of property, plant and equipment	4,644,722	5,598,193
Basis difference related to SkyPower acquisition	62,572,569	73,901,868
Others	709,052	922,772

Total deferred tax liabilities	68,626,527	81,961,747

Analysis as:
Current	12,474,952	57,918,099
Non-current	56,151,575	24,043,648

	68,626,527	81,961,747

        Movement of the valuation allowance is as follows:

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Beginning balance	2,082,609	39,745,271	54,140,359
Additions	37,769,025	14,530,536	4,670,785
Foreign exchange effect	(106,363)	(135,448)	(1,621,485)

Ending balance	39,745,271	54,140,359	57,189,659

        As of December 31, 2013, the Company has accumulated net operating losses of $380,232,049, of which $167,890,855 will expire between 2015 and 2032, and the remaining can be carried forward indefinitely.

        The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry-forward periods, the Company's experience with tax attributes expiring unused and tax planning alternatives. The Company has considered the following possible sources of taxable income when assessing the realization of deferred tax assets:

  •
  Tax planning strategies;

  •
  Future reversals of existing taxable temporary differences;

  •
  Further taxable income exclusive of reversing temporary differences and carry-forwards;

        The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. As a result, the Company has recognized a valuation allowance of $54,140,359 and $57,189,659 as at December 31, 2012 and 2013, respectively.

        Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes is as follows:

	Years Ended December 31,
	2011	2012	2013
Combined federal and provincial income tax rate	28%	27%	27%
Expenses not deductible for tax purpose	(19%)	(1%)	—
Tax exemption and tax relief granted to the Company	25%	—	—
Effect of different tax rate of subsidiary operations in other jurisdiction	(3%)	(7%)	1%
Unrecognized tax benefits	(1%)	(1%)	5%
Valuation allowance	(51%)	(14%)	5%
Change of tax rates in subsequent years	—	—	(23%)
Exchange gain (loss)	(1%)	(1%)	—
	(22%)	3%	15%

        The effect of a change of tax rates in subsequent years of 23% is resulted from the change of CSI Cell Co., Ltd.'s income tax rate. Specifically, beginning in 2013, as a result in a change in business practice, CSI Cell Co., Ltd. no longer met all criteria to qualify as a HNTE and therefore lost its eligibility for the preferential 15% tax rate. The income tax rate for CSI Cell Co., Ltd. is 25% for 2013 and onwards.

        The aggregate amount and per share effect of the tax holiday are as follows:

	Years Ended December 31,
	2011	2012	2013
	$	$	$
The aggregate dollar effect	18,162,641	—	—

Per share effect—basic	0.42	—	—

Per share effect—diluted	0.42	—	—

        There is no preferential tax rate in 2013. The aggregate amount and per share effect of the preferential tax rate of 12.5% for CSI Solar Technologies Inc. and the rate of 15% for CSI Cells resulting from its HNTE status for year 2012 were not disclosed in the table above as the effect was negative and the effect is disclosed in the rate reconciliation table.

        In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises ("FIEs") earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary difference attributable to excess of financial reporting basis over tax basis in the investment in a foreign subsidiary. However, a deferred tax liability is not recognized if the basis difference is not expected to reverse in the foreseeable future and is expected to be permanent in duration. As of December 31, 2013, all of the undistributed earnings of approximately $114.6 million attributable to the Company's PRC subsidiaries and affiliates are considered to be permanently reinvested, and no provision for PRC withholding income tax on dividend has been made thereon accordingly. Upon distribution of those earnings generated after January 1, 2008, in the form of dividends or otherwise, the Company would be subject to the then applicable PRC tax laws and regulations. Distributions of earnings generated before January 1, 2008 are exempt from PRC dividend withholding tax. The amounts of unrecognized deferred tax liabilities for these earnings are in the range of $5.6 million to $11.2 million, as the withholding tax rate of the profit distribution will be 5% or 10% depends on whether the immediate offshore companies can enjoy the preferential withholding tax rate of 5%.